Consolidated Balance Sheets - USD ($) $ in Millions	Jan. 03, 2015	Dec. 28, 2013
Current Assets
Cash and cash equivalents	$ 496.6	$ 496.2
Accounts and notes receivable, net	1,396.7	1,578.5
Inventories, net	1,562.7	1,473.3
Prepaid expenses	180.5	170.6
Assets held for sale	29.5	136.9
Other current assets	282.8	161.1
Total Current Assets	3,948.8	4,016.6
Property, Plant and Equipment, net	1,454.1	1,478.6
Goodwill	7,275.5	7,562.7
Customer Relationships, net	938.9	1,163.9
Trade Names, net	1,668.6	1,703.3
Other Intangible Assets, Net	144.2	170.1
Other Assets	419.0	439.9
Total Assets	15,849.1	16,535.1
Current Liabilities
Short-term borrowings	1.6	392.7
Current maturities of long-term debt	5.9	9.9
Accounts payable	1,579.2	1,552.9
Accrued expenses	1,221.9	1,219.5
Liabilities held for sale	23.4	61.0
Total Current Liabilities	2,832.0	3,236.0
Long-Term Debt	3,839.8	3,799.4
Deferred Taxes	992.7	899.7
Post-retirement Benefits	749.9	744.0
Other Liabilities	922.8	975.5
Commitments and Contingencies (Notes R and S)	0.0	0.0
Stanley Black & Decker, Inc. Shareowners’ Equity
Preferred stock, without par value: Authorized and unissued 10,000,000 shares	0.0	0.0
Common stock, par value $2.50 per share: Authorized 300,000,000 shares in 2014 and 2013 Issued 176,902,738 shares in 2014 and 2013	442.3	442.3
Retained earnings	3,926.3	3,484.9
Additional paid in capital	4,727.1	4,878.6
Accumulated other comprehensive loss	(1,270.2)	(499.0)
ESOP	(43.6)	(53.2)
Shareowners' equity subtotal	7,781.9	8,253.6
Less: common stock in treasury (19,777,288 shares in 2014 and 21,423,508 shares in 2013)	(1,352.8)	(1,454.4)
Stanley Black & Decker, Inc. Shareowners’ Equity	6,429.1	6,799.2
Non-controlling interests	82.8	81.3
Total Shareowners’ Equity	6,511.9	6,880.5
Total Liabilities and Shareowners’ Equity	$ 15,849.1	$ 16,535.1